Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Warrant Activity

A summary of warrant activity for the six months ended June 30, 2012 is presented below:

Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
	Warrants	price	life (years)	Value
Outstanding December 31, 2011	200,000	$1.20
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding June 30, 2012	200,000	$1.20	2.08	$59,467

A summary of warrant activity for the year ended December 31, 2011 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	intrinsic
	Warrants	price	life (years)	value
Outstanding December 31, 2010	6,000,000	$0.0625
Granted	6,200,000	0. 0227
Exercised	-	-
Forfeited or cancelled	(12,000,000)	(0.0031)
Expired	-	-
Outstanding December 31, 2011	200,000	$1.20	2.58	$59,467